Segmented information - Property, plant and equipment, net (Details) - USD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 3,435,764	$ 3,576,195	$ 3,025,095
Adjustment Due to IFRS 16	410,669
United States
Disclosure of geographical areas [line items]
Property, plant and equipment	1,455,722	1,548,165	1,407,693
Adjustment Due to IFRS 16	48,029
Egypt
Disclosure of geographical areas [line items]
Property, plant and equipment	695,281	657,961	680,730
Adjustment Due to IFRS 16	14,551
New Zealand
Disclosure of geographical areas [line items]
Property, plant and equipment	315,351	282,493	314,281
Adjustment Due to IFRS 16	1,070
Trinidad
Disclosure of geographical areas [line items]
Property, plant and equipment	142,894	146,273	142,045
Adjustment Due to IFRS 16	849
Canada
Disclosure of geographical areas [line items]
Property, plant and equipment	126,488	127,075	126,488
Adjustment Due to IFRS 16	0
Chile
Disclosure of geographical areas [line items]
Property, plant and equipment	142,181	145,892	132,494
Adjustment Due to IFRS 16	9,687
WFS
Disclosure of geographical areas [line items]
Property, plant and equipment	490,694	602,344	207,840
Adjustment Due to IFRS 16	282,854
Other
Disclosure of geographical areas [line items]
Property, plant and equipment	67,153	$ 65,992	$ 13,524
Adjustment Due to IFRS 16	$ 53,629